Operating Leases	12 Months Ended
Dec. 31, 2019
Operating Leases
Operating Leases

7   Operating Leases

Leases are classified as operating leases or finance leases in accordance with ASC842. The Group has operating leases for office space that the Group utilizes under lease arrangements. For leases with terms greater than 12 months, the Group records the related assets and lease liability at the present value of lease payments over the terms. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate. As of the December 31, 2019, the Group has no finance lease.

The components of lease expense for the year ended December 31, 2019 were as follows:

As of December 31,
2019
RMB
Operating lease cost	40,926
Lease cost for leases with terms less than one year	1,542
Total lease cost	42,468

For the year ended December 31, 2019, there is no variable lease cost and sublease income recognized in the financial statements of the Group.

Maturities of lease liabilities are as follows:

As of December 31,
RMB
2020	32,231
2021	14,790
2022	5,193
2023	3,252
2024 and thereafter	3,115
Total undiscounted lease payments	58,581
Less: imputed interest	(3,486)
Total lease liabilities	55,095

The following table provides a summary of the Group’s lease terms and discount rates for the year ended December 31, 2019:

As of December 31,
2019
Weighted average remaining lease term(years)	2.40

Weighted average discount rate(percentage)	5.04%

Supplemental information related to the Group’s operating leases for the year ended December 31, 2019 is as follows:

For the year ended December 31,
2019
Cash paid for operating leases	40,840
Right of use assets obtained in exchange for operating lease liabilities	38,407